Other income	6 Months Ended
Jun. 30, 2026
Other Income [Line Items]
Other income
Note 5
Other income
Other income
Year-to-date
USD m 30.6.26 30.6.25
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of subsidiaries
1
3 (9)
2
Net gains / (losses) from disposals of investments in associates and joint ventures 163
3
3
Share of net profit / (loss) of associates and joint ventures 110 157
4
Total 276 150
Income from properties
5
18 10
Net gains / (losses) from properties held for sale 8 (28)
Income from shared services provided to UBS Group AG or its subsidiaries 300 322
Other (22) (23)
Total other income 580 432
1 Includes foreign exchange gains /
(losses) reclassified from other comprehensive
income related to the disposal
or closure of foreign operations.
2 Includes a loss of USD
11
m recognized upon completion of
the
sale of the
US mortgage
servicing business
of Credit
Suisse, Select
Portfolio Servicing,
which was
managed in Non-core
and Legacy.
Refer to
“Note 28
Changes in organization
and acquisitions
and disposals
of
subsidiaries and
businesses” in
the “Consolidated
financial statements”
section of
the UBS
AG Annual
Report 2025
for more
information.
3 Represents a gain
related to the
sale of UBS
AG’s
50
% interest
in
Swisscard AECS GmbH (Swisscard), a joint venture in Switzerland between UBS AG and American Express Swiss Holdings GmbH (American Express), to American Express, which was managed in Personal & Corporate
Banking. Refer to “Note
28 Changes in organization
and acquisitions and disposals
of subsidiaries and businesses”
in the “Consolidated financial
statements” section of the
UBS AG Annual Report
2025 for more
information.
4 Includes a gain of USD
64
m related to UBS AG’s share of the income recorded by Swisscard for the sale of the Credit Suisse card portfolios to UBS AG.
Refer to “Note 28 Changes in organization and
acquisitions and disposals of subsidiaries and businesses” in the “Consolidated financial statements” section of the UBS AG Annual
Report 2025 for more information.
5 Includes rent received from third parties.